Marketable Securities and Investments (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-Sale Marketable Securities	The following table summarizes the marketable securities held as of December 31, 2022 (in thousands):

	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2022
U.S. government agency securities and treasuries	$13,566	$—	$(9)	$13,557
Corporate bonds	$1,953	$—	$(2)	$1,951
Commercial paper	12,656	—	—	12,656
Total	$28,175	$—	$(11)	$28,164